Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Brighthouse Funds Trust II
Entity Central Index Key	0000710826
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000017775
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
AssetsNet	$ 1,387,214,821
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,693,707
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,387,214,821 # of Portfolio Investments93 Portfolio Turnover Rate8% Total Advisory Fees Paid$4,693,707
Holdings [Text Block]

Top Sectors

Value	Value
Energy	1.1
Consumer Staples	4.9
Health Care	5.7
Materials	5.9
Communication Services	11.7
Consumer Discretionary	15.8
Financials	16.8
Industrials	17.8
Information Technology	19.7

Top 10 Countries

Value	Value
Taiwan	4.7
Canada	4.7
Italy	4.9
Denmark	5.8
France	6.4
Netherlands	6.5
United States	6.9
Germany	8.9
China	9.5
Japan	11.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
MercadoLibre, Inc.	4.2
Tencent Holdings Ltd.	3.3
Deutsche Boerse AG	2.7
Ryanair Holdings PLC	2.6
SAP SE	2.5
Scout24 SE	2.5
DSV AS	2.4
CRH PLC	2.2
Samsung Electronics Co. Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017776
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.00%	[2]
AssetsNet	$ 1,387,214,821
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,693,707
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,387,214,821 # of Portfolio Investments93 Portfolio Turnover Rate8% Total Advisory Fees Paid$4,693,707
Holdings [Text Block]

Top Sectors

Value	Value
Energy	1.1
Consumer Staples	4.9
Health Care	5.7
Materials	5.9
Communication Services	11.7
Consumer Discretionary	15.8
Financials	16.8
Industrials	17.8
Information Technology	19.7

Top 10 Countries

Value	Value
Taiwan	4.7
Canada	4.7
Italy	4.9
Denmark	5.8
France	6.4
Netherlands	6.5
United States	6.9
Germany	8.9
China	9.5
Japan	11.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
MercadoLibre, Inc.	4.2
Tencent Holdings Ltd.	3.3
Deutsche Boerse AG	2.7
Ryanair Holdings PLC	2.6
SAP SE	2.5
Scout24 SE	2.5
DSV AS	2.4
CRH PLC	2.2
Samsung Electronics Co. Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017777
Shareholder Report [Line Items]
Fund Name	Baillie Gifford International Stock Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Baillie Gifford International Stock Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$49	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.90%	[3]
AssetsNet	$ 1,387,214,821
Holdings Count | Holding	93
Advisory Fees Paid, Amount	$ 4,693,707
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,387,214,821 # of Portfolio Investments93 Portfolio Turnover Rate8% Total Advisory Fees Paid$4,693,707
Holdings [Text Block]

Top Sectors

Value	Value
Energy	1.1
Consumer Staples	4.9
Health Care	5.7
Materials	5.9
Communication Services	11.7
Consumer Discretionary	15.8
Financials	16.8
Industrials	17.8
Information Technology	19.7

Top 10 Countries

Value	Value
Taiwan	4.7
Canada	4.7
Italy	4.9
Denmark	5.8
France	6.4
Netherlands	6.5
United States	6.9
Germany	8.9
China	9.5
Japan	11.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

Taiwan Semiconductor Manufacturing Co. Ltd.	4.7
MercadoLibre, Inc.	4.2
Tencent Holdings Ltd.	3.3
Deutsche Boerse AG	2.7
Ryanair Holdings PLC	2.6
SAP SE	2.5
Scout24 SE	2.5
DSV AS	2.4
CRH PLC	2.2
Samsung Electronics Co. Ltd.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017802
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$20	0.39%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[4]
AssetsNet	$ 2,588,096,601
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 4,317,140
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,588,096,601 # of Portfolio Investments2,436 Portfolio Turnover Rate207% Total Advisory Fees Paid$4,317,140
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.2
Common Stocks	0.5
Municipals	0.7
Floating Rate Loans	0.8
Short-Term Investments	4.0
Foreign Government	4.4
Asset-Backed Securities	8.7
Non-Agency Mortgage-Backed Securities	10.1
U.S. Treasury & Government Agencies	22.1
Corporate Bonds & Notes	26.6
Agency Sponsored Mortgage-Backed Securities	38.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	15.0
U.S. Treasury Notes	14.5
Federal National Mortgage Association	10.2
U.S. Treasury Bonds	7.5
Federal Home Loan Mortgage Corp.	6.9
Government National Mortgage Association	3.0
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.0
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017803
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[5]
AssetsNet	$ 2,588,096,601
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 4,317,140
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,588,096,601 # of Portfolio Investments2,436 Portfolio Turnover Rate207% Total Advisory Fees Paid$4,317,140
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.2
Common Stocks	0.5
Municipals	0.7
Floating Rate Loans	0.8
Short-Term Investments	4.0
Foreign Government	4.4
Asset-Backed Securities	8.7
Non-Agency Mortgage-Backed Securities	10.1
U.S. Treasury & Government Agencies	22.1
Corporate Bonds & Notes	26.6
Agency Sponsored Mortgage-Backed Securities	38.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	15.0
U.S. Treasury Notes	14.5
Federal National Mortgage Association	10.2
U.S. Treasury Bonds	7.5
Federal Home Loan Mortgage Corp.	6.9
Government National Mortgage Association	3.0
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.0
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017804
Shareholder Report [Line Items]
Fund Name	BlackRock Bond Income Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Bond Income Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[6]
AssetsNet	$ 2,588,096,601
Holdings Count | Holding	2,436
Advisory Fees Paid, Amount	$ 4,317,140
InvestmentCompanyPortfolioTurnover	207.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,588,096,601 # of Portfolio Investments2,436 Portfolio Turnover Rate207% Total Advisory Fees Paid$4,317,140
Holdings [Text Block]

Asset Allocation

Value	Value
Convertible Bonds	0.1
Preferred Stocks	0.2
Common Stocks	0.5
Municipals	0.7
Floating Rate Loans	0.8
Short-Term Investments	4.0
Foreign Government	4.4
Asset-Backed Securities	8.7
Non-Agency Mortgage-Backed Securities	10.1
U.S. Treasury & Government Agencies	22.1
Corporate Bonds & Notes	26.6
Agency Sponsored Mortgage-Backed Securities	38.4

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Uniform Mortgage-Backed Security, TBA	15.0
U.S. Treasury Notes	14.5
Federal National Mortgage Association	10.2
U.S. Treasury Bonds	7.5
Federal Home Loan Mortgage Corp.	6.9
Government National Mortgage Association	3.0
Government National Mortgage Association, TBA	2.6
EQT Corp.	2.0
JPMorgan Chase & Co.	1.9
Morgan Stanley	1.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017861
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[7]
AssetsNet	$ 1,845,789,274
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,510,581
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,845,789,274 # of Portfolio Investments47 Portfolio Turnover Rate20% Total Advisory Fees Paid$4,510,581
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.2
Materials	0.7
Industrials	4.6
Health Care	7.4
Financials	8.2
Consumer Discretionary	14.8
Communication Services	15.2
Information Technology	49.0

Top Countries

Value	Value
Canada	0.4
China	0.6
Netherlands	1.5
Italy	1.6
Taiwan	1.9
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	12.3
Microsoft Corp.	10.5
Amazon.com, Inc.	9.0
Meta Platforms, Inc.	7.2
Broadcom, Inc.	6.1
Apple, Inc.	5.6
Visa, Inc.	4.2
Netflix, Inc.	3.9
Intuit, Inc.	3.5
Eli Lilly & Co.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017862
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[8]
AssetsNet	$ 1,845,789,274
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,510,581
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,845,789,274 # of Portfolio Investments47 Portfolio Turnover Rate20% Total Advisory Fees Paid$4,510,581
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.2
Materials	0.7
Industrials	4.6
Health Care	7.4
Financials	8.2
Consumer Discretionary	14.8
Communication Services	15.2
Information Technology	49.0

Top Countries

Value	Value
Canada	0.4
China	0.6
Netherlands	1.5
Italy	1.6
Taiwan	1.9
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	12.3
Microsoft Corp.	10.5
Amazon.com, Inc.	9.0
Meta Platforms, Inc.	7.2
Broadcom, Inc.	6.1
Apple, Inc.	5.6
Visa, Inc.	4.2
Netflix, Inc.	3.9
Intuit, Inc.	3.5
Eli Lilly & Co.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017863
Shareholder Report [Line Items]
Fund Name	BlackRock Capital Appreciation Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Capital Appreciation Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$36	0.71%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%	[9]
AssetsNet	$ 1,845,789,274
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 4,510,581
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,845,789,274 # of Portfolio Investments47 Portfolio Turnover Rate20% Total Advisory Fees Paid$4,510,581
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.2
Materials	0.7
Industrials	4.6
Health Care	7.4
Financials	8.2
Consumer Discretionary	14.8
Communication Services	15.2
Information Technology	49.0

Top Countries

Value	Value
Canada	0.4
China	0.6
Netherlands	1.5
Italy	1.6
Taiwan	1.9
United States	94.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	12.3
Microsoft Corp.	10.5
Amazon.com, Inc.	9.0
Meta Platforms, Inc.	7.2
Broadcom, Inc.	6.1
Apple, Inc.	5.6
Visa, Inc.	4.2
Netflix, Inc.	3.9
Intuit, Inc.	3.5
Eli Lilly & Co.	3.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017864
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.37%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%	[10]
AssetsNet	$ 772,918,742
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 1,248,187
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$772,918,742 # of Portfolio Investments158 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,248,187
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury	0.4
Time Deposits	1.4
Repurchase Agreements	21.7
Certificate of Deposit	28.0
Commercial Paper	48.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	10.4
BofA Securities, Inc.	9.4
Westpac Banking Corp.	3.3
Royal Bank of Canada	3.3
Macquarie Bank Ltd.	2.7
CDP Financial Inc	2.6
Chesham Finance Ltd./Chesham Finance LLC	2.6
Canadian Imperial Bank of Commerce	2.5
Ionic Funding LLC	2.0
TD Securities (USA) LLC	1.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017865
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$31	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%	[11]
AssetsNet	$ 772,918,742
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 1,248,187
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$772,918,742 # of Portfolio Investments158 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,248,187
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury	0.4
Time Deposits	1.4
Repurchase Agreements	21.7
Certificate of Deposit	28.0
Commercial Paper	48.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	10.4
BofA Securities, Inc.	9.4
Westpac Banking Corp.	3.3
Royal Bank of Canada	3.3
Macquarie Bank Ltd.	2.7
CDP Financial Inc	2.6
Chesham Finance Ltd./Chesham Finance LLC	2.6
Canadian Imperial Bank of Commerce	2.5
Ionic Funding LLC	2.0
TD Securities (USA) LLC	1.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017866
Shareholder Report [Line Items]
Fund Name	BlackRock Ultra-Short Term Bond Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the BlackRock Ultra-Short Term Bond Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$26	0.52%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%	[12]
AssetsNet	$ 772,918,742
Holdings Count | Holding	158
Advisory Fees Paid, Amount	$ 1,248,187
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$772,918,742 # of Portfolio Investments158 Portfolio Turnover Rate0% Total Advisory Fees Paid$1,248,187
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Treasury	0.4
Time Deposits	1.4
Repurchase Agreements	21.7
Certificate of Deposit	28.0
Commercial Paper	48.3

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

JPMorgan Securities LLC	10.4
BofA Securities, Inc.	9.4
Westpac Banking Corp.	3.3
Royal Bank of Canada	3.3
Macquarie Bank Ltd.	2.7
CDP Financial Inc	2.6
Chesham Finance Ltd./Chesham Finance LLC	2.6
Canadian Imperial Bank of Commerce	2.5
Ionic Funding LLC	2.0
TD Securities (USA) LLC	1.9

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017807
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$5	0.10%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[13]
AssetsNet	$ 316,945,073
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 70,152
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$316,945,073 # of Portfolio Investments34 Portfolio Turnover Rate9% Total Advisory Fees Paid$70,152
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.8
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	70.0

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	8.2
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017808
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 20 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 20 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$18	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[14]
AssetsNet	$ 316,945,073
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 70,152
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$316,945,073 # of Portfolio Investments34 Portfolio Turnover Rate9% Total Advisory Fees Paid$70,152
Holdings [Text Block]

Asset Allocation

Value	Value
Emerging Market Equities	0.3
Real Estate Equities	0.5
U.S. Mid Cap Equities	0.5
Global Equities	1.5
International Fixed Income	2.0
U.S. Small Cap Equities	2.8
International Developed Market Equities	3.8
High Yield Fixed Income	7.5
U.S. Large Cap Equities	11.3
Investment Grade Fixed Income	70.0

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	13.0
Western Asset Management U.S. Government Portfolio, Class A	13.0
PIMCO Total Return Portfolio, Class A	12.5
TCW Core Fixed Income Portfolio, Class A	10.0
PIMCO Inflation Protected Bond Portfolio, Class A	8.3
JPMorgan Core Bond Portfolio, Class A	8.2
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	5.0
Brighthouse/Franklin Low Duration Total Return Portfolio, Class A	5.0
MFS Value Portfolio, Class A	2.5
Invesco Comstock Portfolio, Class A	2.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017809
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$4	0.07%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[15]
AssetsNet	$ 3,207,444,460
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 984,402
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,207,444,460 # of Portfolio Investments38 Portfolio Turnover Rate10% Total Advisory Fees Paid$984,402
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.5
High Yield Fixed Income	6.3
International Developed Market Equities	8.9
U.S. Large Cap Equities	21.9
Investment Grade Fixed Income	48.2

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.1
PIMCO Total Return Portfolio, Class A	9.8
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.5
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.1
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017810
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 40 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 40 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.32%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[16]
AssetsNet	$ 3,207,444,460
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 984,402
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,207,444,460 # of Portfolio Investments38 Portfolio Turnover Rate10% Total Advisory Fees Paid$984,402
Holdings [Text Block]

Asset Allocation

Value	Value
Real Estate Equities	0.7
U.S. Mid Cap Equities	1.0
Emerging Market Equities	1.5
Global Equities	3.0
International Fixed Income	4.0
U.S. Small Cap Equities	4.5
High Yield Fixed Income	6.3
International Developed Market Equities	8.9
U.S. Large Cap Equities	21.9
Investment Grade Fixed Income	48.2

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	10.1
PIMCO Total Return Portfolio, Class A	9.8
Western Asset Management U.S. Government Portfolio, Class A	8.3
TCW Core Fixed Income Portfolio, Class A	7.5
PIMCO Inflation Protected Bond Portfolio, Class A	5.3
JPMorgan Core Bond Portfolio, Class A	4.1
MFS Value Portfolio, Class A	3.8
T. Rowe Price Large Cap Value Portfolio, Class A	3.5
Western Asset Management Strategic Bond Opportunities Portfolio, Class A	3.5
Invesco Comstock Portfolio, Class A	3.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017814
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[17]
AssetsNet	$ 8,873,444,037
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,359,293
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,873,444,037 # of Portfolio Investments39 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,359,293
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.8
Global Equities	4.0
High Yield Fixed Income	4.3
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.2
Investment Grade Fixed Income	30.2
U.S. Large Cap Equities	32.0

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.6
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.3
MFS Value Portfolio, Class A	5.1
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.1
Baillie Gifford International Stock Portfolio, Class A	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017815
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 60 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 60 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[18]
AssetsNet	$ 8,873,444,037
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 2,359,293
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,873,444,037 # of Portfolio Investments39 Portfolio Turnover Rate9% Total Advisory Fees Paid$2,359,293
Holdings [Text Block]

Asset Allocation

Value	Value
U.S. Mid Cap Equities	1.0
Real Estate Equities	1.5
Emerging Market Equities	2.5
International Fixed Income	3.8
Global Equities	4.0
High Yield Fixed Income	4.3
U.S. Small Cap Equities	6.4
International Developed Market Equities	14.2
Investment Grade Fixed Income	30.2
U.S. Large Cap Equities	32.0

Largest Holdings [Text Block]

Top 10 Holdings

BlackRock Bond Income Portfolio, Class A	7.6
PIMCO Total Return Portfolio, Class A	6.3
TCW Core Fixed Income Portfolio, Class A	5.3
MFS Value Portfolio, Class A	5.1
T. Rowe Price Large Cap Value Portfolio, Class A	4.5
Invesco Comstock Portfolio, Class A	4.3
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.3
Western Asset Management U.S. Government Portfolio, Class A	4.3
Harris Oakmark International Portfolio, Class A	4.1
Baillie Gifford International Stock Portfolio, Class A	3.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017816
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$3	0.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[19]
AssetsNet	$ 8,194,362,789
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,167,004
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,194,362,789 # of Portfolio Investments40 Portfolio Turnover Rate8% Total Advisory Fees Paid$2,167,004
Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	1.8
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.3
Investment Grade Fixed Income	13.3
International Developed Market Equities	19.0
U.S. Large Cap Equities	41.8

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.3
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.9
Harris Oakmark International Portfolio, Class A	4.8
Loomis Sayles Growth Portfolio, Class A	4.6
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017817
Shareholder Report [Line Items]
Fund Name	Brighthouse Asset Allocation 80 Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse Asset Allocation 80 Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$16	0.31%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.31%	[20]
AssetsNet	$ 8,194,362,789
Holdings Count | Holding	40
Advisory Fees Paid, Amount	$ 2,167,004
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,194,362,789 # of Portfolio Investments40 Portfolio Turnover Rate8% Total Advisory Fees Paid$2,167,004
Holdings [Text Block]

Asset Allocation

Value	Value
International Fixed Income	1.8
Real Estate Equities	2.5
U.S. Mid Cap Equities	2.5
High Yield Fixed Income	3.0
Emerging Market Equities	3.5
Global Equities	4.5
U.S. Small Cap Equities	8.3
Investment Grade Fixed Income	13.3
International Developed Market Equities	19.0
U.S. Large Cap Equities	41.8

Largest Holdings [Text Block]

Top 10 Holdings

MFS Value Portfolio, Class A	5.8
Invesco Comstock Portfolio, Class A	5.3
T. Rowe Price Large Cap Value Portfolio, Class A	5.3
Jennison Growth Portfolio, Class A	4.9
Harris Oakmark International Portfolio, Class A	4.8
Loomis Sayles Growth Portfolio, Class A	4.6
Baillie Gifford International Stock Portfolio, Class A	4.5
Brighthouse/Wellington Core Equity Opportunities Portfolio, Class A	4.5
Brighthouse/Wellington Large Cap Research Portfolio, Class A	4.3
BlackRock Bond Income Portfolio, Class A	4.3

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017787
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.77%	[21]
AssetsNet	$ 657,693,455
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,377,178
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$657,693,455 # of Portfolio Investments69 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,377,178
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.7
Utilities	5.2
Consumer Staples	5.6
Real Estate	8.0
Information Technology	9.3
Communication Services	9.7
Industrials	13.4
Financials	14.0
Health Care	14.1
Consumer Discretionary	14.5

Top Countries

Value	Value
Israel	1.7
United States	97.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

First Citizens BancShares, Inc.	3.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.2
Genpact Ltd.	3.0
OGE Energy Corp.	2.9
U-Haul Holding Co. (Non-Voting Shares)	2.8
Expedia Group, Inc.	2.6
nVent Electric PLC	2.5
Waters Corp.	2.4
Analog Devices, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017788
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$50	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.02%	[22]
AssetsNet	$ 657,693,455
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,377,178
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$657,693,455 # of Portfolio Investments69 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,377,178
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.7
Utilities	5.2
Consumer Staples	5.6
Real Estate	8.0
Information Technology	9.3
Communication Services	9.7
Industrials	13.4
Financials	14.0
Health Care	14.1
Consumer Discretionary	14.5

Top Countries

Value	Value
Israel	1.7
United States	97.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

First Citizens BancShares, Inc.	3.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.2
Genpact Ltd.	3.0
OGE Energy Corp.	2.9
U-Haul Holding Co. (Non-Voting Shares)	2.8
Expedia Group, Inc.	2.6
nVent Electric PLC	2.5
Waters Corp.	2.4
Analog Devices, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017789
Shareholder Report [Line Items]
Fund Name	Brighthouse/Artisan Mid Cap Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Artisan Mid Cap Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$45	0.92%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.92%	[23]
AssetsNet	$ 657,693,455
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 2,377,178
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$657,693,455 # of Portfolio Investments69 Portfolio Turnover Rate17% Total Advisory Fees Paid$2,377,178
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.7
Utilities	5.2
Consumer Staples	5.6
Real Estate	8.0
Information Technology	9.3
Communication Services	9.7
Industrials	13.4
Financials	14.0
Health Care	14.1
Consumer Discretionary	14.5

Top Countries

Value	Value
Israel	1.7
United States	97.2

Largest Holdings [Text Block]

Top 10 Equity Holdings

First Citizens BancShares, Inc.	3.4
Vontier Corp.	3.2
Lamar Advertising Co.	3.2
Genpact Ltd.	3.0
OGE Energy Corp.	2.9
U-Haul Holding Co. (Non-Voting Shares)	2.8
Expedia Group, Inc.	2.6
nVent Electric PLC	2.5
Waters Corp.	2.4
Analog Devices, Inc.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069948
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.77%	[24]
AssetsNet	$ 478,713,927
Holdings Count | Holding	3,392
Advisory Fees Paid, Amount	$ 1,514,591
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$478,713,927 # of Portfolio Investments3,392 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,514,591
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.5
Energy	4.7
Health Care	4.8
Consumer Staples	5.6
Information Technology	7.7
Consumer Discretionary	12.1
Materials	12.5
Financials	15.1
Industrials	25.7

Top 10 Countries

Value	Value
Sweden	2.8
Finland	2.9
Italy	4.5
France	5.3
Australia	5.9
Germany	6.4
Switzerland	8.3
Canada	10.2
United Kingdom	11.2
Japan	23.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Belimo Holding AG	0.5
Swiss Prime Site AG	0.5
BAWAG Group AG	0.4
PSP Swiss Property AG	0.4
Banco de Sabadell SA	0.4
Swissquote Group Holding SA	0.4
SPIE SA	0.4
Orion OYJ	0.3
Gaztransport Et Technigaz SA	0.3
LEG Immobilien SE	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069949
Shareholder Report [Line Items]
Fund Name	Brighthouse/Dimensional International Small Company Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Dimensional International Small Company Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$56	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%	[25]
AssetsNet	$ 478,713,927
Holdings Count | Holding	3,392
Advisory Fees Paid, Amount	$ 1,514,591
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$478,713,927 # of Portfolio Investments3,392 Portfolio Turnover Rate2% Total Advisory Fees Paid$1,514,591
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.6
Real Estate	4.5
Energy	4.7
Health Care	4.8
Consumer Staples	5.6
Information Technology	7.7
Consumer Discretionary	12.1
Materials	12.5
Financials	15.1
Industrials	25.7

Top 10 Countries

Value	Value
Sweden	2.8
Finland	2.9
Italy	4.5
France	5.3
Australia	5.9
Germany	6.4
Switzerland	8.3
Canada	10.2
United Kingdom	11.2
Japan	23.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

Belimo Holding AG	0.5
Swiss Prime Site AG	0.5
BAWAG Group AG	0.4
PSP Swiss Property AG	0.4
Banco de Sabadell SA	0.4
Swissquote Group Holding SA	0.4
SPIE SA	0.4
Orion OYJ	0.3
Gaztransport Et Technigaz SA	0.3
LEG Immobilien SE	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017830
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[26]
AssetsNet	$ 1,178,232,136
Holdings Count | Holding	1,475
Advisory Fees Paid, Amount	$ 2,507,210
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,178,232,136 # of Portfolio Investments1,475 Portfolio Turnover Rate94% Total Advisory Fees Paid$2,507,210
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.9
U.S. Treasury Bonds	4.8
Uniform Mortgage-Backed Security, TBA	4.7
Federal National Mortgage Association	4.5
Federal Home Loan Mortgage Corp.	2.1
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Romania	0.2
Mexico	0.2
Canada	0.3
France	0.3
Bermuda	0.3
Cayman Islands	0.4
Germany	0.5
Netherlands	0.6
United Kingdom	1.1
United States	98.9

Asset Allocation

Value	Value
Floating Rate Loan	0.0
Municipals	0.4
Foreign Government	0.9
Short-Term Investments	1.2
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.8
Corporate Bonds & Notes	8.9
U.S. Treasury & Government Agencies	11.2
Agency Sponsored Mortgage-Backed Securities	15.7
Common Stocks	60.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.9
Microsoft Corp.	4.6
Apple, Inc.	3.2
Alphabet, Inc.	2.8
Amazon.com, Inc.	2.7
Wells Fargo & Co.	2.1
Broadcom, Inc.	1.9
Berkshire Hathaway, Inc.	1.2
Mastercard, Inc.	1.1
Exxon Mobil Corp.	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017831
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[27]
AssetsNet	$ 1,178,232,136
Holdings Count | Holding	1,475
Advisory Fees Paid, Amount	$ 2,507,210
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,178,232,136 # of Portfolio Investments1,475 Portfolio Turnover Rate94% Total Advisory Fees Paid$2,507,210
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.9
U.S. Treasury Bonds	4.8
Uniform Mortgage-Backed Security, TBA	4.7
Federal National Mortgage Association	4.5
Federal Home Loan Mortgage Corp.	2.1
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Romania	0.2
Mexico	0.2
Canada	0.3
France	0.3
Bermuda	0.3
Cayman Islands	0.4
Germany	0.5
Netherlands	0.6
United Kingdom	1.1
United States	98.9

Asset Allocation

Value	Value
Floating Rate Loan	0.0
Municipals	0.4
Foreign Government	0.9
Short-Term Investments	1.2
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.8
Corporate Bonds & Notes	8.9
U.S. Treasury & Government Agencies	11.2
Agency Sponsored Mortgage-Backed Securities	15.7
Common Stocks	60.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.9
Microsoft Corp.	4.6
Apple, Inc.	3.2
Alphabet, Inc.	2.8
Amazon.com, Inc.	2.7
Wells Fargo & Co.	2.1
Broadcom, Inc.	1.9
Berkshire Hathaway, Inc.	1.2
Mastercard, Inc.	1.1
Exxon Mobil Corp.	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017832
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Balanced Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Balanced Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[28]
AssetsNet	$ 1,178,232,136
Holdings Count | Holding	1,475
Advisory Fees Paid, Amount	$ 2,507,210
InvestmentCompanyPortfolioTurnover	94.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,178,232,136 # of Portfolio Investments1,475 Portfolio Turnover Rate94% Total Advisory Fees Paid$2,507,210
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.9
U.S. Treasury Bonds	4.8
Uniform Mortgage-Backed Security, TBA	4.7
Federal National Mortgage Association	4.5
Federal Home Loan Mortgage Corp.	2.1
Government National Mortgage Association	1.9
U.S. Treasury Inflation-Indexed Bonds	0.9
Government National Mortgage Association, TBA	0.8
Federal Home Loan Mortgage Corp. STACR REMICS Trust	0.5
U.S. Treasury Inflation-Indexed Notes	0.5

Top 10 Countries

Value	Value
Romania	0.2
Mexico	0.2
Canada	0.3
France	0.3
Bermuda	0.3
Cayman Islands	0.4
Germany	0.5
Netherlands	0.6
United Kingdom	1.1
United States	98.9

Asset Allocation

Value	Value
Floating Rate Loan	0.0
Municipals	0.4
Foreign Government	0.9
Short-Term Investments	1.2
Asset-Backed Securities	2.7
Non-Agency Mortgage-Backed Securities	3.8
Corporate Bonds & Notes	8.9
U.S. Treasury & Government Agencies	11.2
Agency Sponsored Mortgage-Backed Securities	15.7
Common Stocks	60.8

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	4.9
Microsoft Corp.	4.6
Apple, Inc.	3.2
Alphabet, Inc.	2.8
Amazon.com, Inc.	2.7
Wells Fargo & Co.	2.1
Broadcom, Inc.	1.9
Berkshire Hathaway, Inc.	1.2
Mastercard, Inc.	1.1
Exxon Mobil Corp.	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017772
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%	[29]
AssetsNet	$ 2,878,852,841
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,014,194
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,878,852,841 # of Portfolio Investments52 Portfolio Turnover Rate16% Total Advisory Fees Paid$8,014,194
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.9
Communication Services	2.7
Materials	4.9
Consumer Staples	10.4
Consumer Discretionary	10.5
Health Care	15.0
Industrials	15.6
Financials	15.8
Information Technology	21.3

Top Countries

Value	Value
Canada	2.0
United Kingdom	2.1
Ireland	2.6
United States	90.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	4.9
Broadcom, Inc.	3.8
Intuit, Inc.	3.5
Texas Instruments, Inc.	3.5
American Express Co.	3.3
Mastercard, Inc.	3.2
TJX Cos., Inc.	3.2
Apple, Inc.	3.1
Visa, Inc.	3.1
Linde PLC	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017773
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[30]
AssetsNet	$ 2,878,852,841
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,014,194
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,878,852,841 # of Portfolio Investments52 Portfolio Turnover Rate16% Total Advisory Fees Paid$8,014,194
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.9
Communication Services	2.7
Materials	4.9
Consumer Staples	10.4
Consumer Discretionary	10.5
Health Care	15.0
Industrials	15.6
Financials	15.8
Information Technology	21.3

Top Countries

Value	Value
Canada	2.0
United Kingdom	2.1
Ireland	2.6
United States	90.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	4.9
Broadcom, Inc.	3.8
Intuit, Inc.	3.5
Texas Instruments, Inc.	3.5
American Express Co.	3.3
Mastercard, Inc.	3.2
TJX Cos., Inc.	3.2
Apple, Inc.	3.1
Visa, Inc.	3.1
Linde PLC	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017774
Shareholder Report [Line Items]
Fund Name	Brighthouse/Wellington Core Equity Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Brighthouse/Wellington Core Equity Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[31]
AssetsNet	$ 2,878,852,841
Holdings Count | Holding	52
Advisory Fees Paid, Amount	$ 8,014,194
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,878,852,841 # of Portfolio Investments52 Portfolio Turnover Rate16% Total Advisory Fees Paid$8,014,194
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	0.9
Communication Services	2.7
Materials	4.9
Consumer Staples	10.4
Consumer Discretionary	10.5
Health Care	15.0
Industrials	15.6
Financials	15.8
Information Technology	21.3

Top Countries

Value	Value
Canada	2.0
United Kingdom	2.1
Ireland	2.6
United States	90.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	4.9
Broadcom, Inc.	3.8
Intuit, Inc.	3.5
Texas Instruments, Inc.	3.5
American Express Co.	3.3
Mastercard, Inc.	3.2
TJX Cos., Inc.	3.2
Apple, Inc.	3.1
Visa, Inc.	3.1
Linde PLC	2.9

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017769
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$34	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.69%	[32]
AssetsNet	$ 1,014,376,433
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,164,768
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,014,376,433 # of Portfolio Investments98 Portfolio Turnover Rate40% Total Advisory Fees Paid$3,164,768
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017770
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$47	0.94%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.94%	[33]
AssetsNet	$ 1,014,376,433
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,164,768
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,014,376,433 # of Portfolio Investments98 Portfolio Turnover Rate40% Total Advisory Fees Paid$3,164,768
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030922
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[34]
AssetsNet	$ 1,014,376,433
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,164,768
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,014,376,433 # of Portfolio Investments98 Portfolio Turnover Rate40% Total Advisory Fees Paid$3,164,768
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017771
Shareholder Report [Line Items]
Fund Name	Frontier Mid Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Frontier Mid Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$42	0.84%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.84%	[35]
AssetsNet	$ 1,014,376,433
Holdings Count | Holding	98
Advisory Fees Paid, Amount	$ 3,164,768
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,014,376,433 # of Portfolio Investments98 Portfolio Turnover Rate40% Total Advisory Fees Paid$3,164,768
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	1.6
Real Estate	1.6
Consumer Staples	2.0
Communication Services	3.1
Energy	3.4
Financials	7.8
Consumer Discretionary	10.7
Health Care	15.4
Industrials	21.4
Information Technology	29.9

Top Countries

Value	Value
Switzerland	0.7
Japan	1.6
United States	95.7

Largest Holdings [Text Block]

Top 10 Equity Holdings

XPO, Inc.	2.8
Cheniere Energy, Inc.	2.5
Twilio, Inc.	2.3
FTAI Aviation Ltd.	2.0
Block, Inc.	2.0
Dexcom, Inc.	1.9
Veeva Systems, Inc.	1.7
Vertiv Holdings Co.	1.7
ROBLOX Corp.	1.7
ATI, Inc.	1.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017793
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[36]
AssetsNet	$ 2,973,917,878
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 7,179,886
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,973,917,878 # of Portfolio Investments75 Portfolio Turnover Rate14% Total Advisory Fees Paid$7,179,886
Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.5
Consumer Staples	3.5
Industrials	5.4
Financials	7.4
Health Care	9.7
Consumer Discretionary	16.3
Communication Services	19.0
Information Technology	37.1

Top Countries

Value	Value
United Kingdom	0.4
Spain	0.5
Canada	0.5
Germany	0.7
Denmark	1.0
Taiwan	1.2
Brazil	1.2
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.3
Amazon.com, Inc.	7.6
Microsoft Corp.	7.0
Meta Platforms, Inc.	6.1
Broadcom, Inc.	5.3
Netflix, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc.	3.7
Eli Lilly & Co.	2.9
Mastercard, Inc.	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017794
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$41	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.79%	[37]
AssetsNet	$ 2,973,917,878
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 7,179,886
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,973,917,878 # of Portfolio Investments75 Portfolio Turnover Rate14% Total Advisory Fees Paid$7,179,886
Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.5
Consumer Staples	3.5
Industrials	5.4
Financials	7.4
Health Care	9.7
Consumer Discretionary	16.3
Communication Services	19.0
Information Technology	37.1

Top Countries

Value	Value
United Kingdom	0.4
Spain	0.5
Canada	0.5
Germany	0.7
Denmark	1.0
Taiwan	1.2
Brazil	1.2
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.3
Amazon.com, Inc.	7.6
Microsoft Corp.	7.0
Meta Platforms, Inc.	6.1
Broadcom, Inc.	5.3
Netflix, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc.	3.7
Eli Lilly & Co.	2.9
Mastercard, Inc.	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017795
Shareholder Report [Line Items]
Fund Name	Jennison Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Jennison Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[38]
AssetsNet	$ 2,973,917,878
Holdings Count | Holding	75
Advisory Fees Paid, Amount	$ 7,179,886
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,973,917,878 # of Portfolio Investments75 Portfolio Turnover Rate14% Total Advisory Fees Paid$7,179,886
Holdings [Text Block]

Top Sectors

Value	Value
Utilities	1.5
Consumer Staples	3.5
Industrials	5.4
Financials	7.4
Health Care	9.7
Consumer Discretionary	16.3
Communication Services	19.0
Information Technology	37.1

Top Countries

Value	Value
United Kingdom	0.4
Spain	0.5
Canada	0.5
Germany	0.7
Denmark	1.0
Taiwan	1.2
Brazil	1.2
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	10.3
Amazon.com, Inc.	7.6
Microsoft Corp.	7.0
Meta Platforms, Inc.	6.1
Broadcom, Inc.	5.3
Netflix, Inc.	5.1
Apple, Inc.	4.6
Alphabet, Inc.	3.7
Eli Lilly & Co.	2.9
Mastercard, Inc.	2.7

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017799
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$44	0.90%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.90%	[39]
AssetsNet	$ 350,825,622
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,413,199
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$350,825,622 # of Portfolio Investments210 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,413,199
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.0
Real Estate	3.1
Materials	3.4
Utilities	3.6
Energy	5.4
Consumer Discretionary	9.2
Information Technology	12.1
Health Care	12.2
Financials	19.3
Industrials	24.4

Top 10 Countries

Value	Value
Guernsey, Channel Islands	0.1
Israel	0.1
Costa Rica	0.2
Bahamas	0.3
Bermuda	0.6
Switzerland	0.9
Canada	0.9
Puerto Rico	1.5
United Kingdom	2.8
United States	91.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

U.S. Cellular Corp.	1.5
TTM Technologies, Inc.	1.4
Talen Energy Corp.	1.3
Moog, Inc.	1.3
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.2
Popular, Inc.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Antero Resources Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017800
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$57	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.15%	[40]
AssetsNet	$ 350,825,622
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,413,199
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$350,825,622 # of Portfolio Investments210 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,413,199
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.0
Real Estate	3.1
Materials	3.4
Utilities	3.6
Energy	5.4
Consumer Discretionary	9.2
Information Technology	12.1
Health Care	12.2
Financials	19.3
Industrials	24.4

Top 10 Countries

Value	Value
Guernsey, Channel Islands	0.1
Israel	0.1
Costa Rica	0.2
Bahamas	0.3
Bermuda	0.6
Switzerland	0.9
Canada	0.9
Puerto Rico	1.5
United Kingdom	2.8
United States	91.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

U.S. Cellular Corp.	1.5
TTM Technologies, Inc.	1.4
Talen Energy Corp.	1.3
Moog, Inc.	1.3
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.2
Popular, Inc.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Antero Resources Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017801
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Core Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Core Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$52	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%	[41]
AssetsNet	$ 350,825,622
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 1,413,199
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$350,825,622 # of Portfolio Investments210 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,413,199
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	3.0
Real Estate	3.1
Materials	3.4
Utilities	3.6
Energy	5.4
Consumer Discretionary	9.2
Information Technology	12.1
Health Care	12.2
Financials	19.3
Industrials	24.4

Top 10 Countries

Value	Value
Guernsey, Channel Islands	0.1
Israel	0.1
Costa Rica	0.2
Bahamas	0.3
Bermuda	0.6
Switzerland	0.9
Canada	0.9
Puerto Rico	1.5
United Kingdom	2.8
United States	91.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

U.S. Cellular Corp.	1.5
TTM Technologies, Inc.	1.4
Talen Energy Corp.	1.3
Moog, Inc.	1.3
Wintrust Financial Corp.	1.3
Arcosa, Inc.	1.2
Popular, Inc.	1.2
Federal Agricultural Mortgage Corp.	1.2
Vontier Corp.	1.2
Antero Resources Corp.	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017784
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$43	0.88%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.88%	[42]
AssetsNet	$ 332,590,415
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,284,652
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$332,590,415 # of Portfolio Investments106 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,284,652
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.5
Consumer Staples	3.1
Energy	3.3
Financials	8.8
Consumer Discretionary	11.7
Information Technology	19.4
Health Care	24.8
Industrials	26.0

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Canada	0.5
Israel	0.6
Costa Rica	0.9
Bahamas	1.1
Puerto Rico	1.1
United Kingdom	2.6
United States	90.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sterling Infrastructure, Inc.	2.2
Kratos Defense & Security Solutions, Inc.	2.1
ESCO Technologies, Inc.	2.1
MACOM Technology Solutions Holdings, Inc.	2.0
Construction Partners, Inc.	1.8
RBC Bearings, Inc.	1.7
Casella Waste Systems, Inc.	1.7
Intapp, Inc.	1.6
Verona Pharma PLC	1.6
Varonis Systems, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017785
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$55	1.13%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.13%	[43]
AssetsNet	$ 332,590,415
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,284,652
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$332,590,415 # of Portfolio Investments106 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,284,652
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.5
Consumer Staples	3.1
Energy	3.3
Financials	8.8
Consumer Discretionary	11.7
Information Technology	19.4
Health Care	24.8
Industrials	26.0

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Canada	0.5
Israel	0.6
Costa Rica	0.9
Bahamas	1.1
Puerto Rico	1.1
United Kingdom	2.6
United States	90.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sterling Infrastructure, Inc.	2.2
Kratos Defense & Security Solutions, Inc.	2.1
ESCO Technologies, Inc.	2.1
MACOM Technology Solutions Holdings, Inc.	2.0
Construction Partners, Inc.	1.8
RBC Bearings, Inc.	1.7
Casella Waste Systems, Inc.	1.7
Intapp, Inc.	1.6
Verona Pharma PLC	1.6
Varonis Systems, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017786
Shareholder Report [Line Items]
Fund Name	Loomis Sayles Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Loomis Sayles Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$51	1.03%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%	[44]
AssetsNet	$ 332,590,415
Holdings Count | Holding	106
Advisory Fees Paid, Amount	$ 1,284,652
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$332,590,415 # of Portfolio Investments106 Portfolio Turnover Rate16% Total Advisory Fees Paid$1,284,652
Holdings [Text Block]

Top Sectors

Value	Value
Communication Services	0.5
Consumer Staples	3.1
Energy	3.3
Financials	8.8
Consumer Discretionary	11.7
Information Technology	19.4
Health Care	24.8
Industrials	26.0

Top Countries

Value	Value
Guernsey, Channel Islands	0.2
Canada	0.5
Israel	0.6
Costa Rica	0.9
Bahamas	1.1
Puerto Rico	1.1
United Kingdom	2.6
United States	90.6

Largest Holdings [Text Block]

Top 10 Equity Holdings

Sterling Infrastructure, Inc.	2.2
Kratos Defense & Security Solutions, Inc.	2.1
ESCO Technologies, Inc.	2.1
MACOM Technology Solutions Holdings, Inc.	2.0
Construction Partners, Inc.	1.8
RBC Bearings, Inc.	1.7
Casella Waste Systems, Inc.	1.7
Intapp, Inc.	1.6
Verona Pharma PLC	1.6
Varonis Systems, Inc.	1.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017796
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[45]
AssetsNet	$ 3,549,904,793
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 4,209,799
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,549,904,793 # of Portfolio Investments1,693 Portfolio Turnover Rate10% Total Advisory Fees Paid$4,209,799
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017797
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[46]
AssetsNet	$ 3,549,904,793
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 4,209,799
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,549,904,793 # of Portfolio Investments1,693 Portfolio Turnover Rate10% Total Advisory Fees Paid$4,209,799
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017798
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[47]
AssetsNet	$ 3,549,904,793
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 4,209,799
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,549,904,793 # of Portfolio Investments1,693 Portfolio Turnover Rate10% Total Advisory Fees Paid$4,209,799
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075817
Shareholder Report [Line Items]
Fund Name	MetLife Aggregate Bond Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Aggregate Bond Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$28	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.56%	[48]
AssetsNet	$ 3,549,904,793
Holdings Count | Holding	1,693
Advisory Fees Paid, Amount	$ 4,209,799
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,549,904,793 # of Portfolio Investments1,693 Portfolio Turnover Rate10% Total Advisory Fees Paid$4,209,799
Holdings [Text Block]

Asset Allocation

Value	Value
Short-Term Investments	0.3
Asset-Backed Securities	0.5
Municipals	0.5
Non-Agency Mortgage-Backed Securities	0.7
Foreign Government	1.5
Agency Sponsored Mortgage-Backed Securities	25.0
Corporate Bonds & Notes	25.2
U.S. Treasury & Government Agencies	45.5

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	35.7
Federal National Mortgage Association	10.9
U.S. Treasury Bonds	9.2
Federal Home Loan Mortgage Corp.	8.0
Government National Mortgage Association	5.7
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates	0.7
Bank of America Corp.	0.6
JPMorgan Chase & Co.	0.6
Goldman Sachs Group, Inc.	0.4
Wells Fargo & Co.	0.4

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017811
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$14	0.29%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.29%	[49]
AssetsNet	$ 1,161,919,821
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,445,008
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,161,919,821 # of Portfolio Investments431 Portfolio Turnover Rate8% Total Advisory Fees Paid$1,445,008
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017812
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.54%	[50]
AssetsNet	$ 1,161,919,821
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,445,008
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,161,919,821 # of Portfolio Investments431 Portfolio Turnover Rate8% Total Advisory Fees Paid$1,445,008
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017813
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[51]
AssetsNet	$ 1,161,919,821
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,445,008
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,161,919,821 # of Portfolio Investments431 Portfolio Turnover Rate8% Total Advisory Fees Paid$1,445,008
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075818
Shareholder Report [Line Items]
Fund Name	MetLife Mid Cap Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Mid Cap Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.59%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[52]
AssetsNet	$ 1,161,919,821
Holdings Count | Holding	431
Advisory Fees Paid, Amount	$ 1,445,008
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,161,919,821 # of Portfolio Investments431 Portfolio Turnover Rate8% Total Advisory Fees Paid$1,445,008
Holdings [Text Block]

Top 10 Sectors

Value	Value
Utilities	2.8
Energy	3.6
Consumer Staples	5.2
Materials	5.2
Real Estate	6.6
Health Care	8.3
Information Technology	11.3
Consumer Discretionary	12.8
Financials	17.6
Industrials	22.0

Top Countries

Value	Value
Japan	0.1
Sweden	0.3
Thailand	0.4
Bermuda	0.4
Canada	0.7
United States	96.5

Largest Holdings [Text Block]

Top 10 Equity Holdings

SPDR S&P MidCap 400 ETF Trust	1.8
Interactive Brokers Group, Inc.	0.8
EMCOR Group, Inc.	0.8
Guidewire Software, Inc.	0.7
RB Global, Inc.	0.7
Flex Ltd.	0.6
Casey's General Stores, Inc.	0.6
Comfort Systems USA, Inc.	0.6
Curtiss-Wright Corp.	0.6
Pure Storage, Inc.	0.6

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017827
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$19	0.35%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[53]
AssetsNet	$ 1,462,395,443
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 2,122,369
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,462,395,443 # of Portfolio Investments711 Portfolio Turnover Rate12% Total Advisory Fees Paid$2,122,369
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017828
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$33	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.60%	[54]
AssetsNet	$ 1,462,395,443
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 2,122,369
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,462,395,443 # of Portfolio Investments711 Portfolio Turnover Rate12% Total Advisory Fees Paid$2,122,369
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017829
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$27	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[55]
AssetsNet	$ 1,462,395,443
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 2,122,369
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,462,395,443 # of Portfolio Investments711 Portfolio Turnover Rate12% Total Advisory Fees Paid$2,122,369
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075820
Shareholder Report [Line Items]
Fund Name	MetLife MSCI EAFE<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife MSCI EAFE® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$35	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%	[56]
AssetsNet	$ 1,462,395,443
Holdings Count | Holding	711
Advisory Fees Paid, Amount	$ 2,122,369
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,462,395,443 # of Portfolio Investments711 Portfolio Turnover Rate12% Total Advisory Fees Paid$2,122,369
Holdings [Text Block]

Top 10 Sectors

Value	Value
Energy	3.1
Utilities	3.4
Communication Services	5.3
Materials	5.5
Consumer Staples	7.8
Information Technology	8.3
Consumer Discretionary	9.5
Health Care	10.9
Industrials	18.5
Financials	23.1

Top 10 Countries

Value	Value
Spain	3.1
Italy	3.1
Netherlands	4.1
Switzerland	4.8
Australia	6.7
France	9.3
United States	9.9
Germany	10.1
United Kingdom	11.1
Japan	21.1

Largest Holdings [Text Block]

Top 10 Equity Holdings

SAP SE	1.6
ASML Holding NV	1.6
Nestle SA	1.3
Roche Holding AG	1.3
Novartis AG	1.2
Novo Nordisk AS	1.2
AstraZeneca PLC	1.1
HSBC Holdings PLC	1.1
Shell PLC	1.1
Commonwealth Bank of Australia	1.1

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017839
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$15	0.30%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[57]
AssetsNet	$ 955,506,134
Holdings Count | Holding	1,857
Advisory Fees Paid, Amount	$ 1,141,515
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$955,506,134 # of Portfolio Investments1,857 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,141,515
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017840
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$27	0.55%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[58]
AssetsNet	$ 955,506,134
Holdings Count | Holding	1,857
Advisory Fees Paid, Amount	$ 1,141,515
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$955,506,134 # of Portfolio Investments1,857 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,141,515
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017841
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[59]
AssetsNet	$ 955,506,134
Holdings Count | Holding	1,857
Advisory Fees Paid, Amount	$ 1,141,515
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$955,506,134 # of Portfolio Investments1,857 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,141,515
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075821
Shareholder Report [Line Items]
Fund Name	MetLife Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Russell 2000® Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.60%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.60%	[60]
AssetsNet	$ 955,506,134
Holdings Count | Holding	1,857
Advisory Fees Paid, Amount	$ 1,141,515
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$955,506,134 # of Portfolio Investments1,857 Portfolio Turnover Rate14% Total Advisory Fees Paid$1,141,515
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.5
Utilities	3.1
Materials	3.6
Energy	4.7
Real Estate	5.9
Consumer Discretionary	9.6
Information Technology	14.1
Health Care	15.3
Industrials	16.4
Financials	18.5

Top 10 Countries

Value	Value
Bermuda	0.1
Cameroon	0.2
Norway	0.2
Switzerland	0.2
Brazil	0.2
Puerto Rico	0.3
United Kingdom	0.4
Thailand	0.4
Canada	0.8
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

iShares Russell 2000 ETF	2.1
Credo Technology Group Holding Ltd.	0.5
Fabrinet	0.4
IonQ, Inc.	0.4
Hims & Hers Health, Inc.	0.4
HealthEquity, Inc.	0.3
Ensign Group, Inc.	0.3
Fluor Corp.	0.3
Blueprint Medicines Corp.	0.3
AeroVironment, Inc.	0.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017818
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$13	0.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[61]
AssetsNet	$ 8,868,685,261
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 10,145,514
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,868,685,261 # of Portfolio Investments558 Portfolio Turnover Rate5% Total Advisory Fees Paid$10,145,514
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$26	0.51%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%	[62]
AssetsNet	$ 8,868,685,261
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 10,145,514
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,868,685,261 # of Portfolio Investments558 Portfolio Turnover Rate5% Total Advisory Fees Paid$10,145,514
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000075819
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$18	0.36%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[63]
AssetsNet	$ 8,868,685,261
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 10,145,514
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,868,685,261 # of Portfolio Investments558 Portfolio Turnover Rate5% Total Advisory Fees Paid$10,145,514
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017820
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$21	0.41%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[64]
AssetsNet	$ 8,868,685,261
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 10,145,514
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,868,685,261 # of Portfolio Investments558 Portfolio Turnover Rate5% Total Advisory Fees Paid$10,145,514
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150812
Shareholder Report [Line Items]
Fund Name	MetLife Stock Index Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MetLife Stock Index Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$29	0.56%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.56%	[65]
AssetsNet	$ 8,868,685,261
Holdings Count | Holding	558
Advisory Fees Paid, Amount	$ 10,145,514
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,868,685,261 # of Portfolio Investments558 Portfolio Turnover Rate5% Total Advisory Fees Paid$10,145,514
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	2.0
Utilities	2.4
Energy	2.9
Consumer Staples	5.4
Industrials	8.5
Health Care	9.2
Communication Services	9.7
Consumer Discretionary	10.3
Financials	13.9
Information Technology	32.8

Top Countries

Value	Value
Jersey, Channel Islands	0.0Footnote Reference*
Switzerland	0.1
Netherlands	0.1
Ireland	0.4
United States	98.9
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Equity Holdings

NVIDIA Corp.	7.3
Microsoft Corp.	7.0
Apple, Inc.	5.8
Amazon.com, Inc.	3.9
Alphabet, Inc.	3.5
Meta Platforms, Inc.	3.0
Broadcom, Inc.	2.4
Berkshire Hathaway, Inc.	1.7
Tesla, Inc.	1.7
JPMorgan Chase & Co.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017824
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$32	0.62%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.62%	[66]
AssetsNet	$ 586,601,477
Holdings Count | Holding	833
Advisory Fees Paid, Amount	$ 1,593,637
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$586,601,477 # of Portfolio Investments833 Portfolio Turnover Rate15% Total Advisory Fees Paid$1,593,637
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017825
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$44	0.87%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.87%	[67]
AssetsNet	$ 586,601,477
Holdings Count | Holding	833
Advisory Fees Paid, Amount	$ 1,593,637
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$586,601,477 # of Portfolio Investments833 Portfolio Turnover Rate15% Total Advisory Fees Paid$1,593,637
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017826
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$39	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[68]
AssetsNet	$ 586,601,477
Holdings Count | Holding	833
Advisory Fees Paid, Amount	$ 1,593,637
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$586,601,477 # of Portfolio Investments833 Portfolio Turnover Rate15% Total Advisory Fees Paid$1,593,637
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000030927
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Total Return Portfolio
Class Name	Class F
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Total Return Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[69]
AssetsNet	$ 586,601,477
Holdings Count | Holding	833
Advisory Fees Paid, Amount	$ 1,593,637
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$586,601,477 # of Portfolio Investments833 Portfolio Turnover Rate15% Total Advisory Fees Paid$1,593,637
Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	4.7
Federal National Mortgage Association	4.4
U.S. Treasury Bonds	4.2
Federal Home Loan Mortgage Corp.	2.4
Government National Mortgage Association	2.3
LoanCore Issuer Ltd.	0.9
OCP CLO Ltd.	0.7
JPMorgan Chase & Co.	0.5
Uniform Mortgage-Backed Security, TBA	0.5
BSPRT Issuer Ltd.	0.4

Top 10 Countries

Value	Value
South Korea	0.3
Japan	0.4
Germany	0.7
Netherlands	0.8
Jersey, Channel Islands	0.9
Ireland	0.9
Canada	1.3
United Kingdom	1.9
Cayman Islands	2.9
United States	87.4

Asset Allocation

Value	Value
Convertible Preferred Stocks	0.3
Municipals	0.5
Preferred Stocks	0.9
Short-Term Investments	1.2
Non-Agency Mortgage-Backed Securities	2.0
Asset-Backed Securities	4.1
U.S. Treasury & Government Agencies	8.9
Agency Sponsored Mortgage-Backed Securities	9.9
Corporate Bonds & Notes	12.4
Common Stocks	59.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Charles Schwab Corp.	2.7
Goldman Sachs Group, Inc.	2.0
Medtronic PLC	1.8
Microsoft Corp.	1.8
Cigna Group	1.7
Bank of America Corp.	1.7
Johnson & Johnson	1.6
Pfizer, Inc.	1.6
Becton Dickinson & Co.	1.5
Northern Trust Corp.	1.5

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017790
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$30	0.58%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[70]
AssetsNet	$ 2,641,201,558
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,202,320
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,641,201,558 # of Portfolio Investments79 Portfolio Turnover Rate6% Total Advisory Fees Paid$7,202,320
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017791
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$43	0.83%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[71]
AssetsNet	$ 2,641,201,558
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,202,320
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,641,201,558 # of Portfolio Investments79 Portfolio Turnover Rate6% Total Advisory Fees Paid$7,202,320
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000124380
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class D
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class D	$35	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[72]
AssetsNet	$ 2,641,201,558
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,202,320
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,641,201,558 # of Portfolio Investments79 Portfolio Turnover Rate6% Total Advisory Fees Paid$7,202,320
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017792
Shareholder Report [Line Items]
Fund Name	MFS<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the MFS® Value Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.73%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.73%	[73]
AssetsNet	$ 2,641,201,558
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,202,320
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,641,201,558 # of Portfolio Investments79 Portfolio Turnover Rate6% Total Advisory Fees Paid$7,202,320
Holdings [Text Block]

Top 10 Sectors

Value	Value
Materials	1.8
Real Estate	1.9
Consumer Discretionary	3.1
Energy	5.7
Consumer Staples	6.3
Information Technology	8.2
Utilities	9.0
Health Care	14.5
Industrials	17.2
Financials	31.1

Top Countries

Value	Value
Canada	0.4
United Kingdom	0.9
Netherlands	1.3
Ireland	1.7
United States	94.3

Largest Holdings [Text Block]

Top 10 Equity Holdings

JPMorgan Chase & Co.	4.7
Progressive Corp.	4.1
Cigna Group	3.2
McKesson Corp.	3.0
RTX Corp.	2.6
American Express Co.	2.4
Boeing Co.	2.4
Marsh & McLennan Cos., Inc.	2.2
Morgan Stanley	2.1
Duke Energy Corp.	2.0

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017867
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$39	0.81%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.81%	[74]
AssetsNet	$ 819,704,658
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,105,424
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$819,704,658 # of Portfolio Investments110 Portfolio Turnover Rate12% Total Advisory Fees Paid$3,105,424
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	2.6
Real Estate	2.7
Materials	3.0
Energy	5.2
Health Care	6.0
Consumer Discretionary	7.9
Financials	16.0
Information Technology	17.7
Industrials	34.7

Top Countries

Value	Value
Italy	0.6
Canada	3.2
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
Texas Roadhouse, Inc.	1.8
RBC Bearings, Inc.	1.7
FirstService Corp.	1.7
Kirby Corp.	1.7
Haemonetics Corp.	1.7
Littelfuse, Inc.	1.6
Tetra Tech, Inc.	1.5
Chemed Corp.	1.5
SPX Technologies, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017868
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$51	1.06%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.06%	[75]
AssetsNet	$ 819,704,658
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,105,424
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$819,704,658 # of Portfolio Investments110 Portfolio Turnover Rate12% Total Advisory Fees Paid$3,105,424
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	2.6
Real Estate	2.7
Materials	3.0
Energy	5.2
Health Care	6.0
Consumer Discretionary	7.9
Financials	16.0
Information Technology	17.7
Industrials	34.7

Top Countries

Value	Value
Italy	0.6
Canada	3.2
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
Texas Roadhouse, Inc.	1.8
RBC Bearings, Inc.	1.7
FirstService Corp.	1.7
Kirby Corp.	1.7
Haemonetics Corp.	1.7
Littelfuse, Inc.	1.6
Tetra Tech, Inc.	1.5
Chemed Corp.	1.5
SPX Technologies, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017869
Shareholder Report [Line Items]
Fund Name	Neuberger Berman Genesis Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neuberger Berman Genesis Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$47	0.96%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.96%	[76]
AssetsNet	$ 819,704,658
Holdings Count | Holding	110
Advisory Fees Paid, Amount	$ 3,105,424
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$819,704,658 # of Portfolio Investments110 Portfolio Turnover Rate12% Total Advisory Fees Paid$3,105,424
Holdings [Text Block]

Top 10 Sectors

Value	Value
Communication Services	2.3
Utilities	2.6
Real Estate	2.7
Materials	3.0
Energy	5.2
Health Care	6.0
Consumer Discretionary	7.9
Financials	16.0
Information Technology	17.7
Industrials	34.7

Top Countries

Value	Value
Italy	0.6
Canada	3.2
United States	95.0

Largest Holdings [Text Block]

Top 10 Equity Holdings

Valmont Industries, Inc.	1.9
Texas Roadhouse, Inc.	1.8
RBC Bearings, Inc.	1.7
FirstService Corp.	1.7
Kirby Corp.	1.7
Haemonetics Corp.	1.7
Littelfuse, Inc.	1.6
Tetra Tech, Inc.	1.5
Chemed Corp.	1.5
SPX Technologies, Inc.	1.5

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017848
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$28	0.54%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[77]
AssetsNet	$ 2,270,730,871
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,513,363
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,270,730,871 # of Portfolio Investments84 Portfolio Turnover Rate16% Total Advisory Fees Paid$5,513,363
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	0.0Footnote Reference*
Materials	0.8
Industrials	3.6
Health Care	7.2
Financials	7.2
Communication Services	13.4
Consumer Discretionary	15.6
Information Technology	51.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
South Korea	0.7
Italy	0.8
Brazil	0.8
Canada	0.9
Taiwan	1.2
Netherlands	1.6
United States	93.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	13.2
NVIDIA Corp.	12.5
Apple, Inc.	8.4
Amazon.com, Inc.	7.3
Meta Platforms, Inc.	5.8
Broadcom, Inc.	4.6
Alphabet, Inc.	3.7
Netflix, Inc.	3.1
Visa, Inc.	2.9
Eli Lilly & Co.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017849
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$40	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.79%	[78]
AssetsNet	$ 2,270,730,871
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,513,363
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,270,730,871 # of Portfolio Investments84 Portfolio Turnover Rate16% Total Advisory Fees Paid$5,513,363
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	0.0Footnote Reference*
Materials	0.8
Industrials	3.6
Health Care	7.2
Financials	7.2
Communication Services	13.4
Consumer Discretionary	15.6
Information Technology	51.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
South Korea	0.7
Italy	0.8
Brazil	0.8
Canada	0.9
Taiwan	1.2
Netherlands	1.6
United States	93.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	13.2
NVIDIA Corp.	12.5
Apple, Inc.	8.4
Amazon.com, Inc.	7.3
Meta Platforms, Inc.	5.8
Broadcom, Inc.	4.6
Alphabet, Inc.	3.7
Netflix, Inc.	3.1
Visa, Inc.	2.9
Eli Lilly & Co.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017850
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Large Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Large Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$35	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[79]
AssetsNet	$ 2,270,730,871
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 5,513,363
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,270,730,871 # of Portfolio Investments84 Portfolio Turnover Rate16% Total Advisory Fees Paid$5,513,363
Holdings [Text Block]

Top Sectors

Value	Value
Consumer Staples	0.0Footnote Reference*
Materials	0.8
Industrials	3.6
Health Care	7.2
Financials	7.2
Communication Services	13.4
Consumer Discretionary	15.6
Information Technology	51.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Top Countries

Value	Value
South Korea	0.7
Italy	0.8
Brazil	0.8
Canada	0.9
Taiwan	1.2
Netherlands	1.6
United States	93.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Microsoft Corp.	13.2
NVIDIA Corp.	12.5
Apple, Inc.	8.4
Amazon.com, Inc.	7.3
Meta Platforms, Inc.	5.8
Broadcom, Inc.	4.6
Alphabet, Inc.	3.7
Netflix, Inc.	3.1
Visa, Inc.	2.9
Eli Lilly & Co.	2.3

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017851
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$24	0.49%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[80]
AssetsNet	$ 1,091,925,367
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,393,513
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,091,925,367 # of Portfolio Investments358 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,393,513
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017852
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$37	0.74%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%	[81]
AssetsNet	$ 1,091,925,367
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,393,513
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,091,925,367 # of Portfolio Investments358 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,393,513
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017853
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$32	0.64%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%	[82]
AssetsNet	$ 1,091,925,367
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,393,513
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,091,925,367 # of Portfolio Investments358 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,393,513
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000150813
Shareholder Report [Line Items]
Fund Name	T. Rowe Price Small Cap Growth Portfolio
Class Name	Class G
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the T. Rowe Price Small Cap Growth Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class G	$39	0.79%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.79%	[83]
AssetsNet	$ 1,091,925,367
Holdings Count | Holding	358
Advisory Fees Paid, Amount	$ 2,393,513
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,091,925,367 # of Portfolio Investments358 Portfolio Turnover Rate23% Total Advisory Fees Paid$2,393,513
Holdings [Text Block]

Top 10 Sectors

Value	Value
Real Estate	1.2
Communication Services	2.2
Consumer Staples	2.9
Energy	4.2
Materials	4.3
Financials	6.4
Consumer Discretionary	12.9
Health Care	20.3
Information Technology	21.4
Industrials	23.8

Top Countries

Value	Value
Netherlands	0.2
Denmark	0.2
Israel	0.2
Canada	0.7
Puerto Rico	0.8
United Kingdom	1.0
Thailand	1.1
United States	95.4

Largest Holdings [Text Block]

Top 10 Equity Holdings

Rambus, Inc.	1.1
Fabrinet	1.1
Carpenter Technology Corp.	1.0
Planet Fitness, Inc.	0.9
API Group Corp.	0.9
Wingstop, Inc.	0.9
ATI, Inc.	0.9
InterDigital, Inc.	0.8
Ensign Group, Inc.	0.8
Applied Industrial Technologies, Inc.	0.8

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069951
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$41	0.77%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[84]
AssetsNet	$ 763,012,954
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,712,285
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$763,012,954 # of Portfolio Investments92 Portfolio Turnover Rate20% Total Advisory Fees Paid$2,712,285
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	1.6
Utilities	2.2
Industrials	2.9
Consumer Staples	8.2
Energy	32.4
Materials	50.0

Top 10 Countries

Value	Value
United Kingdom	1.0
China	1.2
Zambia	1.2
Luxembourg	1.4
Brazil	1.5
Australia	3.9
South Africa	4.2
France	4.2
Canada	21.4
United States	54.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Shell PLC	4.8
Exxon Mobil Corp.	4.3
JBS NV	3.2
Freeport-McMoRan, Inc.	3.2
Corteva, Inc.	3.1
Nutrien Ltd.	3.0
TotalEnergies SE	2.9
Kinross Gold Corp.	2.8
Agnico Eagle Mines Ltd.	2.6
FMC Corp.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000069952
Shareholder Report [Line Items]
Fund Name	VanEck Global Natural Resources Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Global Natural Resources Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$54	1.02%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.02%	[85]
AssetsNet	$ 763,012,954
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 2,712,285
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$763,012,954 # of Portfolio Investments92 Portfolio Turnover Rate20% Total Advisory Fees Paid$2,712,285
Holdings [Text Block]

Top Sectors

Value	Value
Real Estate	1.6
Utilities	2.2
Industrials	2.9
Consumer Staples	8.2
Energy	32.4
Materials	50.0

Top 10 Countries

Value	Value
United Kingdom	1.0
China	1.2
Zambia	1.2
Luxembourg	1.4
Brazil	1.5
Australia	3.9
South Africa	4.2
France	4.2
Canada	21.4
United States	54.9

Largest Holdings [Text Block]

Top 10 Equity Holdings

Shell PLC	4.8
Exxon Mobil Corp.	4.3
JBS NV	3.2
Freeport-McMoRan, Inc.	3.2
Corteva, Inc.	3.1
Nutrien Ltd.	3.0
TotalEnergies SE	2.9
Kinross Gold Corp.	2.8
Agnico Eagle Mines Ltd.	2.6
FMC Corp.	2.4

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017842
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$29	0.57%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[86]
AssetsNet	$ 1,868,168,114
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,118,418
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,868,168,114 # of Portfolio Investments896 Portfolio Turnover Rate39% Total Advisory Fees Paid$5,118,418
Holdings [Text Block]

Asset Allocation

Value	Value
Escrow Shares	0.0
Convertible Bonds	0.0Footnote Reference*
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.1
Foreign Government	5.2
Asset-Backed Securities	9.9
Agency Sponsored Mortgage-Backed Securities	10.3
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	14.7
Corporate Bonds & Notes	44.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.7
Mcclatchy Media Co. LLC	1.7
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.6
BX Commercial Mortgage Trust	1.5
Uniform Mortgage-Backed Security, TBA	1.4
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Federal Home Loan Mortgage Corp.	1.1
Inter-American Development Bank	1.1
Occidental Petroleum Corp.	1.0
CSC Holdings LLC	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017843
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$42	0.82%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[87]
AssetsNet	$ 1,868,168,114
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,118,418
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,868,168,114 # of Portfolio Investments896 Portfolio Turnover Rate39% Total Advisory Fees Paid$5,118,418
Holdings [Text Block]

Asset Allocation

Value	Value
Escrow Shares	0.0
Convertible Bonds	0.0Footnote Reference*
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.1
Foreign Government	5.2
Asset-Backed Securities	9.9
Agency Sponsored Mortgage-Backed Securities	10.3
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	14.7
Corporate Bonds & Notes	44.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.7
Mcclatchy Media Co. LLC	1.7
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.6
BX Commercial Mortgage Trust	1.5
Uniform Mortgage-Backed Security, TBA	1.4
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Federal Home Loan Mortgage Corp.	1.1
Inter-American Development Bank	1.1
Occidental Petroleum Corp.	1.0
CSC Holdings LLC	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017844
Shareholder Report [Line Items]
Fund Name	Western Asset Management Strategic Bond Opportunities Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management Strategic Bond Opportunities Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$37	0.72%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%	[88]
AssetsNet	$ 1,868,168,114
Holdings Count | Holding	896
Advisory Fees Paid, Amount	$ 5,118,418
InvestmentCompanyPortfolioTurnover	39.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,868,168,114 # of Portfolio Investments896 Portfolio Turnover Rate39% Total Advisory Fees Paid$5,118,418
Holdings [Text Block]

Asset Allocation

Value	Value
Escrow Shares	0.0
Convertible Bonds	0.0Footnote Reference*
Common Stocks	0.1
Convertible Preferred Stocks	0.3
Short-Term Investments	1.1
Foreign Government	5.2
Asset-Backed Securities	9.9
Agency Sponsored Mortgage-Backed Securities	10.3
Floating Rate Loans	13.1
Non-Agency Mortgage-Backed Securities	14.7
Corporate Bonds & Notes	44.7
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

Federal National Mortgage Association	2.7
Mcclatchy Media Co. LLC	1.7
Federal National Mortgage Association Connecticut Avenue Securities Trust	1.6
BX Commercial Mortgage Trust	1.5
Uniform Mortgage-Backed Security, TBA	1.4
Federal Home Loan Mortgage Corp. STACR REMICS Trust	1.2
Federal Home Loan Mortgage Corp.	1.1
Inter-American Development Bank	1.1
Occidental Petroleum Corp.	1.0
CSC Holdings LLC	1.0

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017845
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$25	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%	[89]
AssetsNet	$ 1,264,810,670
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 2,948,900
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,264,810,670 # of Portfolio Investments859 Portfolio Turnover Rate95% Total Advisory Fees Paid$2,948,900
Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	2.0
Foreign Government	3.8
Non-Agency Mortgage-Backed Securities	4.7
Agency Sponsored Mortgage-Backed Securities	42.1
U.S. Treasury & Government Agencies	52.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	15.6
Federal National Mortgage Association	14.6
Federal Home Loan Mortgage Corp.	12.7
Resolution Funding Corp. Principal STRIPS	7.9
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Federal Farm Credit Banks Funding Corp.	5.2
Uniform Mortgage-Backed Security, TBA	3.9
U.S. Treasury Inflation-Indexed Notes	3.8
Resolution Funding Corp. Interest STRIPS	3.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017846
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class B
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$38	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%	[90]
AssetsNet	$ 1,264,810,670
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 2,948,900
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,264,810,670 # of Portfolio Investments859 Portfolio Turnover Rate95% Total Advisory Fees Paid$2,948,900
Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	2.0
Foreign Government	3.8
Non-Agency Mortgage-Backed Securities	4.7
Agency Sponsored Mortgage-Backed Securities	42.1
U.S. Treasury & Government Agencies	52.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	15.6
Federal National Mortgage Association	14.6
Federal Home Loan Mortgage Corp.	12.7
Resolution Funding Corp. Principal STRIPS	7.9
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Federal Farm Credit Banks Funding Corp.	5.2
Uniform Mortgage-Backed Security, TBA	3.9
U.S. Treasury Inflation-Indexed Notes	3.8
Resolution Funding Corp. Interest STRIPS	3.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT
C000017847
Shareholder Report [Line Items]
Fund Name	Western Asset Management U.S. Government Portfolio
Class Name	Class E
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Western Asset Management U.S. Government Portfolio (the "Portfolio") for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Portfolio at https://dfinview.com/BHFT. You can also request this information by contacting us at 1-888-243-1956.
Additional Information Phone Number	1-888-243-1956
Additional Information Website	https://dfinview.com/BHFT
Expenses [Text Block]

What were the Portfolio costs for last six months?

This example shows the expenses you would have paid over the reporting period based on a hypothetical $10,000 investment.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class E	$33	0.65%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[91]
AssetsNet	$ 1,264,810,670
Holdings Count | Holding	859
Advisory Fees Paid, Amount	$ 2,948,900
InvestmentCompanyPortfolioTurnover	95.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,264,810,670 # of Portfolio Investments859 Portfolio Turnover Rate95% Total Advisory Fees Paid$2,948,900
Holdings [Text Block]

Asset Allocation

Value	Value
Asset-Backed Securities	0.0Footnote Reference*
Corporate Bonds & Notes	0.8
Short-Term Investments	2.0
Foreign Government	3.8
Non-Agency Mortgage-Backed Securities	4.7
Agency Sponsored Mortgage-Backed Securities	42.1
U.S. Treasury & Government Agencies	52.1
Footnote	Description
Footnote*	Amount rounds to less than 0.1%

Largest Holdings [Text Block]

Top 10 Fixed Income Issuers

U.S. Treasury Notes	15.6
Federal National Mortgage Association	14.6
Federal Home Loan Mortgage Corp.	12.7
Resolution Funding Corp. Principal STRIPS	7.9
Government National Mortgage Association	7.2
Federal Home Loan Banks	6.9
Federal Farm Credit Banks Funding Corp.	5.2
Uniform Mortgage-Backed Security, TBA	3.9
U.S. Treasury Inflation-Indexed Notes	3.8
Resolution Funding Corp. Interest STRIPS	3.1

Updated Prospectus Phone Number	1-888-243-1956
Updated Prospectus Web Address	https://dfinview.com/BHFT

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